Touchstone High Yield Fund Investment Strategy - Touchstone High Yield Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment-grade debt securities. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund generally invests in non-investment-grade debt securities of domestic corporations, including Rule 144A securities, but may also invest in foreign-issued debt securities, including up to 5% of its total assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar. Non-investment-grade debt securities are higher risk, lower quality securities, often referred to as “junk bonds,” and are considered speculative. They are rated below BBB- by S&P Global Ratings and Fitch Ratings, Inc. or below Baa3 by Moody’s Investors Service, Inc. The Fund’s investment policies are based on credit ratings at the time of purchase. In selecting securities for the Fund, the sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.